INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES [Abstract]
INVENTORIES

NOTE 10 - INVENTORIES

The composition of Inventories is as follows:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Technical stock	284,409	315,286
Non-technical stock	39,165	38,946
Total	323,574	354,232

The items included in this item correspond to spare parts and materials which will be used, mainly, in consumptions of on-board services and in own and third-party maintenance services; These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Provision for obsolescence Technical stock	42,979	21,193
Provision for obsolescence Non-technical stock	4,651	11,610
Total	47,630	32,803

The resulting amounts do not exceed the respective net realization values.

As of December 31, 2020, the Company registered ThUS$ 55,507 (ThUS$ 133,286 as of December 31, 2019) in results, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.